Significant accounting policies - Summary of Office, Administrative, and Travel Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
List Of Accounting Policies [Abstract]
Research and development	$ 5,293,879	$ 431,881	$ 11,287,158	$ 1,053,766